Segment Information - Reconciliation of Net Income (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings	$ 7,835,000	$ 4,162,000
Non-operating adjustments income (loss):
Net movement in freestanding derivatives	(2,663,000)	(5,527,000)									$ (2,663,000)	[1]	$ (5,527,000)	[1]	$ (7,267,000)
Market risk benefits gains (losses)	3,536,000	3,966,000	$ 1,900,000	$ 913,000	$ (1,184,000)	$ 1,907,000	$ 22,000	$ (1,066,000)	$ (1,512,000)	$ 6,522,000	3,536,000	[2]	3,966,000	[2]	0
Net realized investment gains (losses) on funds withheld assets											(355,000)	[1]	181,000	[1]	373,000
Cost of reinsurance											0	[2]	0	[2]	(2,520,000)
Net investment income on funds withheld assets			317,000	313,000	364,000	260,000	304,000	299,000	294,000	291,000	1,254,000	[2]	1,188,000	[2]	792,000
Pretax income (loss)											7,835,000		4,162,000		(2,393,000)
Income tax expense (benefit)	$ 1,530,000	$ 680,000	$ (380,000)	$ 661,000	$ 854,000	$ 395,000	$ (94,000)	$ (98,000)	$ (246,000)	$ 1,118,000	1,530,000	[2]	680,000	[2]	(841,000)
Net income (loss) attributable to Jackson Financial Inc.											6,305,000		3,482,000		(1,552,000)
Operating Segments
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings											1,758,000		2,547,000		2,031,000
Segment Reconciling Items
Non-operating adjustments income (loss):
Fees attributed to variable annuity benefit reserves											3,077,000		2,854,000		2,509,000
Net movement in freestanding derivatives											(2,743,000)		(5,675,000)		(4,661,000)
Market risk benefits gains (losses)											3,536,000		3,966,000		0
Net reserve and embedded derivative movements											(222,000)		(141,000)		(3,184,000)
Amortization of DAC associated with non-operating items											(655,000)		(736,000)		1,261,000
Assumption changes											0		0		128,000
Guaranteed benefits and net hedging results											2,993,000		268,000		(3,947,000)
Net realized investment gains (losses) on funds withheld assets											(356,000)		180,000		373,000
Net realized investment gains (losses) on funds withheld assets											2,186,000		(21,000)		440,000
Cost of reinsurance											0		0		(2,082,000)
Net investment income on funds withheld assets											$ 1,254,000		$ 1,188,000		$ 792,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.